Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000037908
Account Value [Line Items]
Line Graph and Table Measure Name	CRM All Cap Value Fund - Investor Class
Account Value	$ 10,000	$ 20,355	$ 17,939	$ 17,095	$ 19,013	$ 12,312	$ 13,704	$ 13,803	$ 12,413	$ 10,640	$ 10,548
C000003539
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Mid Cap Value Fund - Investor Class
Account Value	$ 10,000	22,611	20,505	19,384	20,771	13,480	15,143	14,646	12,432	10,724	10,573
C000003541
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Small Cap Value Fund - Investor Class
Account Value	$ 10,000	18,547	16,388	14,620	17,350	11,167	14,231	14,255	12,823	10,486	10,714
C000003544
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Small/Mid Cap Value Fund - Investor Class
Account Value	$ 10,000	20,350	18,743	17,185	19,509	11,627	13,239	12,992	11,127	9,604	10,316
Russell 3000 Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	3,147,480	2,556,327	2,149,011	2,494,951	1,730,629	1,624,553	1,490,655	1,298,727	1,095,885	1,072,942
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	3,147,480	2,556,327	2,149,011	2,494,951	1,730,629	1,624,553	1,490,655	1,298,727	1,095,885	1,072,942
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	3,147,480	2,556,327	2,149,011	2,494,951	1,730,629	1,624,553	1,490,655	1,298,727	1,095,885	1,072,942
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	3,147,480	2,556,327	2,149,011	2,494,951	1,730,629	1,624,553	1,490,655	1,298,727	1,095,885	1,072,942
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 Value Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	2,178,363	1,928,888	1,734,307	1,874,152	1,288,997	1,423,059	1,325,770	1,236,135	1,063,729	1,038,621
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	21,784	19,289	17,343	18,742	12,890	14,231	13,258	12,361	10,637	10,386
Russell Midcap Value Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	2,080,892	1,858,313	1,681,690	1,868,481	1,220,718	1,384,221	1,335,073	1,240,829	1,070,367	1,036,717
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 10,000	20,809	18,583	16,817	18,685	12,207	13,842	13,351	12,408	10,704	10,367
Russell 2000 Value Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	1,829,395	1,649,653	1,556,166	1,858,785	1,072,708	1,299,890	1,386,334	1,225,768	981,738	1,007,756
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078
Russell 2500 Value Total Return
Account Value [Line Items]
Account Value	$ 1,000,000	1,925,611	1,731,014	1,568,366	1,806,736	1,106,860	1,309,872	1,335,570	1,197,940	1,012,110	1,009,939
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	$ 19,256	$ 17,310	$ 15,684	$ 18,067	$ 11,069	$ 13,099	$ 13,356	$ 11,979	$ 10,121	$ 10,099